Discontinued Operations (Schedule of Gain (Loss) From Discontinued Operations Recorded in Consolidated Statements Of Earnings) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	May 27, 2012	Feb. 26, 2012	Nov. 27, 2011	Aug. 28, 2011	May 29, 2011	Feb. 27, 2011	Nov. 28, 2010	Aug. 29, 2010	May 27, 2012	May 29, 2011	May 30, 2010
Discontinued Operations and Disposal Groups [Abstract]
Sales									$ 0	$ 0	$ 0
Losses before income taxes									(1.7)	(3.9)	(4.0)
Income tax benefit									0.7	1.5	1.5
Net losses from discontinued operations	$ (0.4)	$ 0	$ (0.4)	$ (0.2)	$ (0.6)	$ (0.5)	$ (1.3)	$ (0.2)	$ (1.0)	$ (2.4)	$ (2.5)